Summary Of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012
Developed product technologies
Intangible Assets
Estimated useful lives of the assets		3 years
Assets impairment charges	$ 0
Customer relationships
Intangible Assets
Estimated useful lives of the assets		10 years
Assets impairment charges	$ 0
Trademarks | Minimum
Intangible Assets
Estimated useful lives of the assets		3 years
Trademarks | Maximum
Intangible Assets
Estimated useful lives of the assets		5 years
Covenants not to compete | Minimum
Intangible Assets
Estimated useful lives of the assets		2 years
Covenants not to compete | Maximum
Intangible Assets
Estimated useful lives of the assets		4 years